SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025
Warrant Liabilities Roll Forward
Balance at the beginning	$ 205,146	$ 253,087	$ 205,146	$ 253,087
Fair value change			973,556	(47,941)
Balance at the end			$ 1,178,702	$ 205,146
Transfer any assets or liabilities	$ 0	$ 0